Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings
16. Borrowings
Borrowings consisted of the following:

	As of December 31,
	2023	2024
Current
Short-term borrowings:
Bank loans (i)	3,889,100	4,609,123
Long-term borrowings, current portion:
Bank loans (ii)	934,976	1,188,998
Asset-backed securities (iii)	185,864	587,470
Asset-backed notes (iv)	242,995	82,145

Total current borrowings	5,252,935	6,467,736

Non-Current
Long-term borrowings:
Bank loans (ii)	5,562,837	5,431,711
Asset-backed securities (iii)	—	232,807
Asset-backed notes (iv)	87,945	—

Total non-current borrowings	5,650,782	5,664,518

Total borrowings	10,903,717	12,132,254

(i) Short-term bank loans
As of December 31, 2023, short-term borrowings from banks in the PRC amounted to
RMB
3,889,100
in aggregate. The effective interest rate of these borrowings was
2.62
%

per annum. As of December 31, 2024, the Group’s short-term borrowings from banks in the PRC amounted to RMB
4,609,123

in aggregate. The effective interest rate of these borrowings was

2.24
%
per annum. Certain short-term bank loans were collateralized by pledges of long-term deposits with carrying values of
 RMB
203,777

and nil,
as of December 31, 2023 and December 31, 2024, respectively, which are classified as “Restricted long-term deposits”.

(ii) Long-term bank loans:

		As of December 31, 2023				As of December 31, 2024
Ref.	Company	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate

1	Zhaoqing XPeng	2,174,200	681,400	1,492,800	3.84%	1,491,800	234,800	1,257,000	4.05%
2	Zhaoqing Xiaopeng New Energy	1,253,125	124,300	1,128,825	3.06%	1,241,825	743,325	498,500	3.04%
3	Guangzhou Xiaopeng Automobile Finance Leasing Co., Ltd.	175,000	17,500	157,500	3.80%	157,500	17,500	140,000	3.80%
4	Xiaopeng Technology	—	—	—	—	500,000	2,000	498,000	2.35%
5	Wuhan Xiaopeng	2,035,520	101,776	1,933,744	4.47%	2,077,006	174,906	1,902,100	3.81%
6	Guangzhou Pengyue Automobile Development Co., Ltd.	21,110	—	21,110	3.75%	323,720	6,467	317,253	3.43%
7	Guangzhou Xiaopeng New Energy Automobile Co., Ltd.	838,858	10,000	828,858	4.99%	828,858	10,000	818,858	4.56%

	TOTAL	6,497,813	934,976	5,562,837	—	6,620,709	1,188,998	5,431,711	—

As of December 31, 2023, the Group obtained secured
borrowings
from several banks of RMB6,497,813 in aggregate. The maturity dates ranged from November 2024 to November 2033. As of December 31, 2024, the Group obtained secured borrowings
from several banks of RMB6,620,709 in aggregate. The maturity dates ranged from January 2025 to November 2033.
Moreover, the Group received subsidies from the local government for interest expenses incurred associated with the borrowings. As of December 31, 2023 and 2024, the aggregate sum of loans receiving government - subsidized interest amounts to RMB3,650,378 and RMB
3,673,864
, respectively. For the years ended December 31, 2022, 2023 and 2024, upon the acceptance of subsidy application by the local government, the Group recognized the subsidies to reduce the interest expenses capitalized in the construction costs of Zhaoqing manufacturing plant, Guangzhou manufacturing plant and Wuhan manufacturing base, or to reduce the related interest expenses as incurred, if any.
Certain of the Group’s banking facilities are subject to the fulfillment of certain financial covenants, including the current ratio and liabilities to assets ratio tests, which are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2023 and 2024, none of the covenants relating to drawn down facilities had been breached. Certain long-term bank loans are collateralized by a pledge of certain buildings and land use rights in the PRC with carrying values of
RMB2,280,419 and RMB3,287,759
as of December 31, 2023 and 2024, respectively. As of December 31, 202
3
and 202
4
, long-term deposits of
RMB564,122 and RMB1,138,479 were collateralized as pledges for certain long-term bank loans, which are classified as “Restricted long-term deposits”.

(iii) Asset-backed securities (“ABS”)
In November 2022, March 2024 and October 2024, the Group entered into asset-backed securitization arrangements with third-party financial institutions and set up three securitization vehicles to issue senior debt securities to third party investors, which are collateralized by installment payment receivables (the “transferred financial assets”). The Group also acts as a servicer to provide management, administration and collection services on the transferred financial assets and has the power to direct the activities that most significantly impact the securitization vehicles. The economic interests are retained by the Group in the form of subordinated interests as well as its obligation to absorb losses under certain circumstances. As a result, the Group consolidated the securitization vehicles. The proceeds from the issuance of debt securities are reported as securitization debt. The securities will be repaid as collections on the underlying collateralized assets occur and the amounts were included in “Long-term borrowings, current portion” or “Long-term borrowings” according to the contractual maturities of the debt securities. As of December 31, 2023, the balance of current and non-current
portion of the ABS were RMB
185,864
and nil, respectively. As
of December 31, 2024, the balance of current and
non-current
portion of the ABS
were RMB
587,470
and RMB
232,807
, respectively.
(iv) Asset-backed notes (“ABN”)
In August 2023, the Group entered into asset-backed notes by issuing senior debt notes to third party investors, which are collateralized by installment payment receivables. The Group also acts as a servicer to provide management, administration and collection services on the transferred financial assets and has the power to direct the activities that most significantly impact the securitization vehicles. The economic interests are retained by the Group in the form of subordinated interests as well as its obligation to absorb losses under certain circumstances. As a result, the Group consolidated the securitization vehicles. The proceeds from the issuance of debt notes are reported as securitization debt. The notes will be repaid as collections on the underlying collateralized assets occur and the amounts were included in “Long- term borrowings, current portion” or “Long-term borrowings” according to the contractual maturities. As of December 31, 2023, the balance of current and non-current
portion of the ABN were RMB
242,995 and RMB87,945, respectively. As
of December 31, 2024, the balance of current and
non-current
portion
of the ABN were RMB82,145 and nil, respectively.
The aggregate carrying value of the borrowings approximates fair value as of December 31, 2023 and 2024, respectively. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level II.